Employee Benefit Plans (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit cost		$ 7,300	$ 4,732	$ 5,936
Fair value of plan assets		148,168	164,967
Benefit obligation		221,645	225,095
Funded status		$ 73,477	$ 60,128
Lockup period of assets invested within hedge funds		1 year
Number of days advance notice after lockup period for redemption		65 days
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate (as a percent)		4.01%	3.87%
Expected long-term rate of return on plan assets (as a percent)		6.75%	7.25%
Fair Value, Inputs, Level 1 [Member] | Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			$ 26,323
Fair Value, Inputs, Level 3 | Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			49,060
Fair Value, Inputs, Level 2 | Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			$ 89,584
Scenario, Forecast
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit cost	$ 7,162